INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Expenses/(Benefits)

Income tax expenses/(benefits) are as follows:

	For the years ended December 31,
	2011	2012	2013

Income tax expenses/(benefits)
Current	$10,344	$18,035	$(1,587)
Deferred	(582)	4,197	2,314

Total	$9,762	$22,232	$727

Principal Components of Deferred Income Tax Assets (Liabilities)

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2012	2013

Current deferred tax assets
Write-down of inventory value	$110	$794
Allowance for doubtful accounts	356	854
Accrued expenses	604	878
Accrued bonus	439	396
Deferred revenue-current	176	118
Government subsidies-current	—	71
Deferred cost-current	3	15
Warranty	37	47
Valuation allowance	(222)	(627)

Current deferred tax assets subtotal	1,503	2,546

Non-current deferred tax assets
Deferred revenue-non-current	172	161
Government subsidies-non-current	616	791
Intangible assets amortization	65	76
Intangible assets impairment	48	49
Deferred cost-non-current	(14)	(15)
Tax loss carry-forward deferred tax assets	4,675	4,704
Valuation allowance	(4,765)	(4,827)

Non-current deferred tax assets subtotal	$797	$939

Current deferred tax liabilities
Accrued withholding tax	(4,812)	(8,222)

Current deferred tax liabilities subtotal	$(4,812)	$(8,222)

Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2011	2012	2013

Net income before provision for income taxes	$51,084	$28,410	$23,771
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	12,771	7,103	5,943
Expenses not deductible for tax purposes	230	550	574
Effect of income tax exemptions	(6,567)	(4,470)	(10,104)
Effect of income tax rate difference in other jurisdictions	1,901	1,916	233
Change in valuation allowance	1,427	1,655	467
Withholding tax relating to distributable earnings	—	14,296	3,614
Expense adjustment related to non-taxable income*	—	1,182	—

Income tax expenses	$9,762	$22,232	$727

*	The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.

Impact of Tax Holiday to Earnings Per Share Amounts

If N-S Digital TV and Super TV were not in a tax holiday period for the years ended December 31, 2011, 2012 and 2013, the impact to the earnings per share amounts would be as follows:

	For the years ended December 31,
	2011	2012	2013

Increase in income tax expense	$6,567	$4,470	$10,104
Decrease in net income per share-basic	0.11	0.08	0.17
Decrease in net income per share-diluted	$0.11	$0.08	$0.17